INCOME TAX (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liabilities):
Tax loss carry-forwards	$ 7,480	$ 5,285
Property and equipment	(5)	100
Intangible asset	(838)	(461)
Warranty provision	432	191
Financing costs	1,161	182
Deferred revenue		(10)
Other provisions	220	77
Deferred tax assets	8,450	5,364
Unrecognized deferred tax assets	(8,450)	(5,364)
Recognized net deferred tax assets